OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about revenue and expenses by reportable segments [Table Text Block]
	Canada			United States			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	$	$	$	$	$	$	$	$	$
Year ended December 31
Revenues, net of royalties	1,814	3,190	6,606	666	883	490	2,480	4,073	7,096
Segmented loss	(4,948)	(3,279)	(1,769)	(261)	(2,207)	(5,339)	(5,209)	(5,486)	(7,108)
Amortization, depletion and impairment losses	1,784	2,324	3,441	844	2,169	748	2,628	4,493	4,189
Interest expense	950	1,236	500	-	294	525	950	1,530	1,025
Capital expenditures	414	305	1,168	42	225	4,570	456	530	5,738